Stock Option	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stock Option

NOTE 19: STOCK OPTION

Performance

Incentive Plan

On September 2019, the shareholders approved the Company’s 2019 Performance Stock Option, (the “Stock Option”). Under the terms of the Incentive Plan, up to 13,000,000 shares of common stock may be granted. The Stock Option is administered by the Compensation Committee which is appointed by the Board of Directors. The Committee determines which key employee, officer or director on the regular payroll of the Company, or outside consultants shall receive stock options. Granted options are exercisable after two years from the date of grant in accordance with the terms of the grant up to five years after the date of the grant. The exercise price of any incentive stock option or nonqualified option granted under the Incentive Plan may not be less than 100% of the fair market value of the shares of common stock of the Company at the time of the grant.

Options:

The following options were issued to employees and non-employee Board of Directors and consultants in accordance with the Company’s Performance Incentive Plan.

Grant Date	Number of Options	Exercise Price	Expiration Term

30-Sep-19	4,000,000	0.30	5 years
30-Sep-19	8,863,500	0.80	5 years
30-Sep-19	70,000	1.00	5 years

As of September 30, 2021, the Company has shares of common stock reserved for issuance of these options and for options granted previously. All of the options listed in the above table have no intrinsic value, as their exercise prices are all in excess of the market value of the Company’s common stock as of September 30, 2021.

NOTE 22: STOCK OPTION

Performance Incentive Plan

In September 2019, the shareholders approved the Company’s 2019 Performance Stock Option (the “Stock Option”). Under the terms of the Incentive Plan, up to 13,000,000 shares of common stock may be granted. The Stock Option is administered by the Compensation Committee which is appointed by the Board of Directors. The Committee determines which key employee, officer or director on the regular payroll of the Company, or outside consultants shall receive stock options. Granted options are exercisable after two years from the date of grant in accordance with the terms of the grant up to five years after the date of the grant. The exercise price of any incentive stock option or nonqualified option granted under the Incentive Plan may not be less than 100% of the fair market value of the shares of common stock of the Company at the time of the grant.

Options:

The following options were issued to employees and non-employee Board of Directors and consultants in accordance with the Company’s Performance Incentive Plan.

Grant Date	Number of Options	Exercise Price	Expiration Term

30-Sep-19	4,000,000	0.30	5 years
30-Sep-19	8,863,500	0.80	5 years
30-Sep-19	70,000	1.00	5 years

At December 31, 2020, the Company has shares of common stock reserved for issuance of these options and for options granted previously.

Activity in stock options, including those outside the Performance Incentive Plan, for year-end December 31, 2020, is summarized as follows:

	Shares Under Options	Average Exercise Price

Balance, December 31, 2019	12,933,500	0.65
Options Granted	-	-
Options Exercised	-	-
Options Cancelled/Expired	-	-
Balance, December 31, 2020	12,933,500	0.65

All of the options listed in the above table have no intrinsic value, as their exercise prices are all in excess of the market value of the Company’s common stock as of December 31, 2020.